Company financial information - Financial position (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Non-current assets
Total non-current assets | $		$ 7,725		$ 7,608		$ 4,692		$ 5,122
Current assets
Cash and cash equivalents | $		823		818		603		526
Total current assets | $		3,466		3,243		2,210		2,303
TOTAL ASSETS | $		11,191		10,851		6,902		7,425
Equity attributable to owners of the parent
Retained earnings | $		(2,967)		(3,462)		(2,866)		(2,761)
Total equity attributable to owners of the parent	€ (2,529)	(3,043)	€ (2,990)	(3,153)	€ (2,374)	(2,585)		(2,606)
Non-current liabilities
Borrowings | $		10,074		10,224		6,964		7,326
Total non-current liabilities | $		11,999		11,970		8,291		8,796
Current liabilities
Interest payable | $		107		118		86		101
Total current liabilities | $		2,334		2,031		1,193		1,232
TOTAL LIABILITIES | $		14,333		14,001		9,484		10,028
TOTAL EQUITY and LIABILITIES | $		$ 11,191		$ 10,851		$ 6,902		$ 7,425
ARD Finance S.A.
Non-current assets
Investments in subsidiary undertakings	882		837
Receivables from subsidiary undertaking	642		730
Total non-current assets	1,524		1,567
Current assets
Receivables from subsidiary undertaking	8		15
Cash and cash equivalents	32		4		€ 1		€ 1
Total current assets	40		19
TOTAL ASSETS	1,564		1,586
Equity attributable to owners of the parent
Retained earnings	54		(15)
Total equity attributable to owners of the parent	54		(15)
Non-current liabilities
Borrowings	1,479		1,569
Total non-current liabilities	1,479		1,569
Current liabilities
Interest payable	31		31
Other payables			1
Total current liabilities	31		32
TOTAL LIABILITIES	1,510		1,601
TOTAL EQUITY and LIABILITIES	€ 1,564		€ 1,586